Summary of Significant Accounting Policies - Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations (net of tax)	$ (886)	$ 531	$ 2,628	$ 1,835	$ (368)	$ 634	$ 1,608	$ 2,407	$ 4,108	$ 4,281	$ (1,617)
Antioxidant, Ibuprofen and Propofol Assets - Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									222,146	226,266	217,338
Income (loss) from discontinued operations									5,985	6,381	(1,954)
Income tax expense									1,877	2,100	(337)
Income (loss) from discontinued operations (net of tax)									$ 4,108	$ 4,281	$ (1,617)